UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): December 31, 2019

WESTGATE RESORTS, LTD.1
(Exact name of securitizer as specified in its charter)

0001657217
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Heidi Boyles, Esq. (407) 425-6559 Name and telephone number, including area code, of the person to contact in connection with this filing

1 Pursuant to 1.02 Periodic Filing of Rule 15Ga-1(c)(2), Reprsentation and Warranties, Westgate Resorts, Ltd., as securitizer, is filing this Form ABS-15G in respect of its Filing Obligations for the annual period ending December 31, 2019 under Rule 15Ga-1. Westgate Resorts has no information to report for the annual period ending December 31, 2019 as to the following outstanding issues.

Westgate Resorts 2016-1, LLC

Westgate Resorts 2017-1 LLC

Westgate Resorts 2018-1 LLC

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Westgate Resorts, Ltd., by and through
Westgate Resorts, Inc., it sole general partner

By:	/s/ David A. Siegel
Name:	David A. Siegel
Title:	President

February 07, 2020

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